Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

June 30, 2021

AFF30-QTLY-0821
1.818364.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 7/15/21 to 9/23/21
(Cost $1,409,953)	1,410,000	1,409,896
	Shares	Value

Domestic Equity Funds - 36.0%
Fidelity Advisor Series Equity Growth Fund (a)	8,310,621	$152,499,887
Fidelity Advisor Series Growth Opportunities Fund (a)	5,638,556	104,933,521
Fidelity Advisor Series Small Cap Fund (a)	4,319,456	69,413,666
Fidelity Series All-Sector Equity Fund (a)	5,176,200	65,893,032
Fidelity Series Commodity Strategy Fund (a)	17,989,618	100,202,174
Fidelity Series Large Cap Stock Fund (a)	12,287,804	243,298,518
Fidelity Series Large Cap Value Index Fund (a)	1,696,637	26,213,038
Fidelity Series Opportunistic Insights Fund (a)	6,264,028	141,942,885
Fidelity Series Small Cap Opportunities Fund (a)	4,708,975	85,797,523
Fidelity Series Stock Selector Large Cap Value Fund (a)	10,223,379	154,577,486
Fidelity Series Value Discovery Fund (a)	9,381,690	157,800,031
TOTAL DOMESTIC EQUITY FUNDS
(Cost $821,778,457)		1,302,571,761

International Equity Funds - 30.1%
Fidelity Series Canada Fund (a)	4,833,703	67,768,521
Fidelity Series Emerging Markets Fund (a)	3,462,467	42,242,098
Fidelity Series Emerging Markets Opportunities Fund (a)	14,132,865	379,608,751
Fidelity Series International Growth Fund (a)	9,227,448	180,488,884
Fidelity Series International Small Cap Fund (a)	2,507,142	55,834,058
Fidelity Series International Value Fund (a)	16,095,896	179,791,158
Fidelity Series Overseas Fund (a)	13,217,414	180,153,348
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $702,026,238)		1,085,886,818

Bond Funds - 31.6%
Fidelity Series Emerging Markets Debt Fund (a)	2,108,036	19,646,896
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	605,655	6,280,639
Fidelity Series Floating Rate High Income Fund (a)	394,769	3,651,611
Fidelity Series High Income Fund (a)	2,343,820	22,477,233
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,589,809	204,116,098
Fidelity Series International Credit Fund (a)	179,516	1,814,907
Fidelity Series Investment Grade Bond Fund (a)	64,799,370	759,448,620
Fidelity Series Long-Term Treasury Bond Index Fund (a)	13,048,390	109,215,024
Fidelity Series Real Estate Income Fund (a)	1,178,498	13,694,152
TOTAL BOND FUNDS
(Cost $1,104,608,895)		1,140,345,180

Short-Term Funds - 2.3%
Fidelity Cash Central Fund 0.06% (b)	852,988	853,159
Fidelity Series Government Money Market Fund 0.08% (a)(c)	68,452,918	68,452,918
Fidelity Series Short-Term Credit Fund (a)	1,436,883	14,598,732
TOTAL SHORT-TERM FUNDS
(Cost $83,798,061)		83,904,809
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,713,621,604)		3,614,118,464
NET OTHER ASSETS (LIABILITIES) - 0.0%		(527,123)
NET ASSETS - 100%		$3,613,591,341

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$183
Total	$183

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,332,299	$3,128,636	$5,607,776	$--	$--	$853,159	0.0%
Total	$3,332,299	$3,128,636	$5,607,776	$--	$--	$853,159

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$149,529,963	$4,232,859	$16,308,399	$--	$1,297,626	$13,747,838	$152,499,887
Fidelity Advisor Series Growth Opportunities Fund	103,996,741	4,948,529	14,716,910	--	1,163,235	9,541,926	104,933,521
Fidelity Advisor Series Small Cap Fund	67,650,819	1,350,326	3,161,156	--	756,895	2,816,782	69,413,666
Fidelity Series All-Sector Equity Fund	63,929,868	1,047,271	4,466,565	--	427,225	4,955,233	65,893,032
Fidelity Series Canada Fund	59,860,681	4,763,700	2,711,545	--	256,019	5,599,666	67,768,521
Fidelity Series Commodity Strategy Fund	95,042,520	1,310,853	8,880,391	--	497,816	12,231,376	100,202,174
Fidelity Series Emerging Markets Debt Fund	18,409,545	1,110,668	367,421	211,391	1,086	493,018	19,646,896
Fidelity Series Emerging Markets Debt Local Currency Fund	5,920,666	266,496	116,278	--	399	209,356	6,280,639
Fidelity Series Emerging Markets Fund	43,613,936	1,214,974	4,490,758	--	541,470	1,362,476	42,242,098
Fidelity Series Emerging Markets Opportunities Fund	395,593,052	6,341,929	40,538,920	--	7,325,257	10,887,433	379,608,751
Fidelity Series Floating Rate High Income Fund	3,630,840	73,366	76,290	36,473	265	23,430	3,651,611
Fidelity Series Government Money Market Fund 0.08%	60,525,573	16,667,233	8,739,888	9,982	--	--	68,452,918
Fidelity Series High Income Fund	21,420,125	991,479	420,865	265,853	793	485,701	22,477,233
Fidelity Series Inflation-Protected Bond Index Fund	192,943,059	10,351,726	3,546,532	--	19,480	4,348,365	204,116,098
Fidelity Series International Credit Fund	1,781,187	10,352	--	10,352	--	23,368	1,814,907
Fidelity Series International Growth Fund	167,745,684	7,665,505	9,755,262	--	717,214	14,115,743	180,488,884
Fidelity Series International Small Cap Fund	53,159,585	522,855	1,823,595	--	626,661	3,348,552	55,834,058
Fidelity Series International Value Fund	167,560,003	15,312,818	8,008,684	--	1,383,749	3,543,272	179,791,158
Fidelity Series Investment Grade Bond Fund	712,021,525	48,004,254	12,568,960	3,734,178	(184,483)	12,176,284	759,448,620
Fidelity Series Large Cap Stock Fund	233,493,403	5,996,906	13,169,608	--	3,728,006	13,249,811	243,298,518
Fidelity Series Large Cap Value Index Fund	25,200,199	707,950	1,006,996	--	284,345	1,027,540	26,213,038
Fidelity Series Long-Term Treasury Bond Index Fund	93,652,657	13,262,563	3,753,037	604,887	(557,085)	6,609,926	109,215,024
Fidelity Series Opportunistic Insights Fund	138,635,127	2,376,427	14,616,106	--	1,077,950	14,469,487	141,942,885
Fidelity Series Overseas Fund	168,025,490	9,112,353	10,331,373	--	1,716,764	11,630,114	180,153,348
Fidelity Series Real Estate Income Fund	13,136,561	146,262	263,547	18,820	4,873	670,003	13,694,152
Fidelity Series Short-Term Credit Fund	12,395,858	3,219,673	1,002,136	47,590	(367)	(14,296)	14,598,732
Fidelity Series Small Cap Opportunities Fund	83,495,484	3,950,745	4,040,190	--	1,072,125	1,319,359	85,797,523
Fidelity Series Stock Selector Large Cap Value Fund	147,872,038	5,421,598	7,562,259	--	1,852,503	6,993,606	154,577,486
Fidelity Series Value Discovery Fund	151,375,272	6,243,707	8,446,812	--	2,577,824	6,050,040	157,800,031
Total	$3,451,617,461	$176,625,377	$204,890,483	$4,939,526	$26,587,645	$161,915,409	$3,611,855,409

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. {###The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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